Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic 2070 Fund	Dec. 31, 2025 USD ($)
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,503
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	981
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	606
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	1,732
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	$ 1,911